Segmented information (Narrative 1) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Operating Segments [Line Items]
Segment information	Cameco has two reportable segments: uranium and fuel services. Cameco's reportable segments are strategic business units with different products, processes and marketing strategies.
Uranium [member]
Disclosure Of Operating Segments [Line Items]
Care and maintenance	$ 218,439,000	$ 209,556,000
Uranium [member] | Cigar Lake [Member]
Disclosure Of Operating Segments [Line Items]
COVID-19 care and maintenance		$ 40,359,000